VIA EDGAR

May 3, 2010

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: Variable Annuity Account Seven ("Registrant")

SunAmerica Annuity and Life Assurance Company ("Depositor")

Polaris II A Class Platinum Series Variable Annuity

File No. 333-137882 and 811-09003

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus as supplemented and Statement of Additional Information dated April 30, 2010 for Registrant on behalf of the Polaris II A-Class Platinum Series Variable Annuity contains no changes from the form of Prospectus as supplemented and Statement of Additional Information contained in Post-Effective Amendment No. 17 under the Securities Act of 1933 and Amendment No. 18 under the Investment Company Act of 1940, respectively, to the above-mentioned Registration Statement filed on Form N-4 with the Securities and Exchange Commission on April 28, 2010, via EDGAR.

Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6307.

Very truly yours,

/s/ Lucia B. Williams

______________________

Lucia B. Williams

Supervising Director,

Variable Product Regulation